Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Foreign currency hedges	$ 5	$ 34
Total Assets	5	34
Liabilities:
Deferred compensation	363	347
Foreign currency hedges	10	1
Total Liabilities	373	348
Level 1 [Member]
Assets:
Foreign currency hedges	0	0
Total Assets	0	0
Liabilities:
Deferred compensation	0	0
Foreign currency hedges	0	0
Total Liabilities	0	0
Level 2 [Member]
Assets:
Foreign currency hedges	5	34
Total Assets	5	34
Liabilities:
Deferred compensation	363	347
Foreign currency hedges	10	1
Total Liabilities	373	348
Level 3 [Member]
Assets:
Foreign currency hedges	0	0
Total Assets	0	0
Liabilities:
Deferred compensation	0	0
Foreign currency hedges	0	0
Total Liabilities	$ 0	$ 0